Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 19, 2021
Entity Registrant Name	ABG ACQUISITION CORP. I
Entity Incorporation State Country Code	E9
Entity File Number	001-40072
Entity Tax Identification Number	98-1568635
Entity Address, Address Line One	430 Park Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	829-9373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per Share
Trading Symbol	ABGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	ABG Acquisition Corp. I (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K for the initial public offering date of February 19, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 25, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of February 19, 2021 (the “IPO Balance Sheet”) as further described below.This First Amendment on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this First Amendment on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K.
Entity Central Index Key	0001833764